UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02679

DAVIS SERIES, INC.
(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Address of principal executive offices)

Ryan M. Charles
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Name and address of agent for service)

Registrant's telephone number, including area code: 520-806-7600
Date of fiscal year end: December 31, 2015

Date of reporting period: September 30, 2015

ITEM 1. SCHEDULE OF INVESTMENTS

DAVIS SERIES, INC.	Schedule of Investments
DAVIS OPPORTUNITY FUND	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCK – (94.13%)
CONSUMER DISCRETIONARY – (29.19%)
Automobiles & Components – (0.39%)
Johnson Controls, Inc.	46,960	$1,942,266
Consumer Durables & Apparel – (2.41%)
Compagnie Financiere Richemont S.A., Unit A (Switzerland)	42,680	3,320,970
Hunter Douglas N.V. (Netherlands)	72,060	3,065,533
NIKE, Inc., Class B	45,455	5,589,601
		11,976,104
Consumer Services – (2.11%)
Las Vegas Sands Corp.	275,385	10,456,368
Media – (7.08%)
Cable One, Inc. *	14,045	5,890,754
Liberty Global PLC, LiLAC Class C *	22,520	771,085
Liberty Global PLC, Series C *	450,420	18,476,228
Time Warner Cable Inc.	55,960	10,037,545
		35,175,612
Retailing – (17.20%)
Advance Auto Parts, Inc.	24,155	4,578,097
Amazon.com, Inc. *	59,880	30,651,973
Baoxin Auto Group Ltd. (China)	9,500,000	4,055,462
JD.com Inc., Class A, ADR (China)*	320,430	8,350,406
Jumei International Holding Ltd., Class A, ADR (China)*	49,450	488,072
Liberty Interactive Corp., Liberty Ventures, Series A *	132,100	5,330,235
Lowe's Cos, Inc.	75,110	5,176,581
Party City Holdco Inc. *	373,760	5,968,947
Priceline Group Inc. *	11,420	14,124,941
TJX Cos, Inc.	36,405	2,600,045
Vipshop Holdings Ltd., Class A, ADR (China)*	245,330	4,121,544
		85,446,303
	Total Consumer Discretionary	144,996,653
CONSUMER STAPLES – (0.94%)
Food & Staples Retailing – (0.02%)
Brasil Pharma S.A. (Brazil)*	535,300	89,115
Household & Personal Products – (0.92%)
Colgate-Palmolive Co.	71,960	4,566,582
	Total Consumer Staples	4,655,697
ENERGY – (5.34%)
Cabot Oil & Gas Corp.	311,200	6,802,832
Encana Corp. (Canada)	1,714,190	11,039,384
Ultra Petroleum Corp. *	1,360,400	8,692,956
	Total Energy	26,535,172
FINANCIALS – (11.44%)
Banks – (3.83%)
JPMorgan Chase & Co.	200,520	12,225,705
Standard Chartered PLC (United Kingdom)	155,530	1,509,408
Wells Fargo & Co.	103,180	5,298,293
		19,033,406
Diversified Financials – (3.95%)
Capital Markets – (0.68%)
Charles Schwab Corp.	117,940	3,368,366

DAVIS SERIES, INC.	Schedule of Investments
DAVIS OPPORTUNITY FUND - (CONTINUED)	September 30, 2015 (Unaudited)

	Shares/Units	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Diversified Financials – (Continued)
Consumer Finance – (0.57%)
LendingClub Corp. *	214,850	$2,842,465
Diversified Financial Services – (2.70%)
BM&FBOVESPA S.A. (Brazil)	1,124,000	3,141,360
Visa Inc., Class A	147,360	10,265,098
		13,406,458
		19,617,289
Insurance – (3.66%)
Multi-line Insurance – (1.15%)
Sul America S.A. (Brazil)	1,271,500	5,724,877
Property & Casualty Insurance – (2.51%)
Markel Corp. *	15,515	12,440,858
		18,165,735
	Total Financials	56,816,430
Health Care – (5.24%)
Health Care Equipment & Services – (5.04%)
Diagnosticos da America S.A. (Brazil)	149,770	340,000
Express Scripts Holding Co. *	41,540	3,363,078
IDEXX Laboratories, Inc. *	151,285	11,232,911
Laboratory Corp. of America Holdings *	28,040	3,041,499
Quest Diagnostics Inc.	49,935	3,069,505
UnitedHealth Group Inc.	34,515	4,004,085
		25,051,078
Pharmaceuticals, Biotechnology & Life Sciences – (0.20%)
Agilent Technologies, Inc.	28,234	969,273
	Total Health Care	26,020,351
INDUSTRIALS – (13.86%)
Capital Goods – (8.78%)
Assa Abloy AB, Class B (Sweden)	321,600	5,768,146
KBR, Inc.	105,300	1,754,298
Rockwell Automation, Inc.	90,610	9,194,197
Textron Inc.	56,020	2,108,593
TransDigm Group, Inc. *	26,030	5,529,032
United Technologies Corp.	135,365	12,046,131
Univar Inc. *	161,140	2,924,691
WESCO International, Inc. *	92,290	4,288,716
		43,613,804
Transportation – (5.08%)
CAR Inc. (China)*	2,500,000	3,625,210
Kuehne + Nagel International AG (Switzerland)	59,286	7,623,382
Wesco Aircraft Holdings, Inc. *	1,145,045	13,969,549
		25,218,141
	Total Industrials	68,831,945
INFORMATION TECHNOLOGY – (25.64%)
Semiconductors & Semiconductor Equipment – (2.34%)
Altera Corp.	38,800	1,943,104
Applied Materials, Inc.	116,400	1,709,916
Intel Corp.	70,700	2,130,898

DAVIS SERIES, INC.	Schedule of Investments
DAVIS OPPORTUNITY FUND - (CONTINUED)	September 30, 2015 (Unaudited)

	Shares/Units	Value
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (CONTINUED)
Semiconductors & Semiconductor Equipment – (Continued)
Texas Instruments Inc.	118,160	$5,851,283
		11,635,201
Software & Services – (22.60%)
Alphabet, Inc., Class A * (formerly Google Inc., Class A)	23,158	14,783,372
Alphabet, Inc., Class C * (formerly Google Inc., Class C)	29,163	17,743,353
Angie's List Inc. *	1,221,475	6,156,234
ASAC II L.P. *(a)	6,900,000	14,779,800
Coupons.com Inc. *	1,734,130	15,607,170
GrubHub, Inc. *	141,510	3,444,353
International Business Machines Corp.	5,344	774,720
Microsoft Corp.	165,870	7,341,406
Oracle Corp.	152,610	5,512,273
Qihoo 360 Technology Co. Ltd., Class A, ADR (China)*	114,820	5,491,841
salesforce.com, inc. *	49,590	3,443,034
SAP SE, ADR (Germany)	30,391	1,969,033
SouFun Holdings Ltd., Class A, ADR (China)	1,447,230	9,551,718
Youku Tudou Inc., Class A, ADR (China)*	95,480	1,683,312
YY Inc., Class A, ADR (China)*	72,290	3,942,697
		112,224,316
Technology Hardware & Equipment – (0.70%)
Hewlett-Packard Co.	118,184	3,026,692
Keysight Technologies, Inc. *	14,117	435,368
		3,462,060
	Total Information Technology	127,321,577
MATERIALS – (2.48%)
Monsanto Co.	76,800	6,554,112
Praxair, Inc.	31,200	3,178,032
Sherwin-Williams Co.	11,620	2,588,704
	Total Materials	12,320,848
TOTAL COMMON STOCK – (Identified cost $456,156,273)		467,498,673
PREFERRED STOCK – (3.63%)
INFORMATION TECHNOLOGY – (3.63%)
Software & Services – (3.63%)
DianPing Holdings Ltd., Series F (China)*(a)	4,371,772	8,892,621
Didi Kuaidi Joint Co., Series A-17 (China)*(a)	408,879	9,148,341
	Total Information Technology	18,040,962
TOTAL PREFERRED STOCK – (Identified cost $22,906,961)		18,040,962
STOCK WARRANTS – (0.76%)
FINANCIALS – (0.76%)
Banks – (0.76%)
Wells Fargo & Co., strike price $34.01, expires 10/28/18 *	207,700	3,757,293
TOTAL STOCK WARRANTS – (Identified cost $1,662,151)		3,757,293

DAVIS SERIES, INC.	Schedule of Investments
DAVIS OPPORTUNITY FUND - (CONTINUED)	September 30, 2015 (Unaudited)

		Principal	Value
SHORT-TERM INVESTMENTS – (1.65%)
	Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.15%, 10/01/15, dated 09/30/15, repurchase value of $2,885,012 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.222%-4.00%, 11/01/41-07/01/42, total market value $2,942,700)	$2,885,000	$2,885,000
	Nomura Securities International, Inc. Joint Repurchase Agreement, 0.13%, 10/01/15, dated 09/30/15, repurchase value of $2,957,011 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.00%-6.00%, 08/15/23-01/20/62, total market value $3,016,140)	2,957,000	2,957,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 0.16%, 10/01/15, dated 09/30/15, repurchase value of $2,366,011 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 1.959%-3.879%, 04/01/25-09/01/45 total market value $2,413,320)	2,366,000	2,366,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $8,208,000)		8,208,000
		Total Investments – (100.17%) – (Identified cost $488,933,385) – (b)	497,504,928
		Liabilities Less Other Assets – (0.17%)	(834,126)
		Net Assets – (100.00%)	$496,670,802

ADR: American Depositary Receipt

*	Non-Income producing security.

(a)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Board of Directors. The aggregate value of restricted securities amounted to $32,820,762 or 6.61% of the Fund's net assets as of September 30, 2015.

(b)	Aggregate cost for federal income tax purposes is $493,168,662. At September 30, 2015 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

		Unrealized appreciation	$104,900,357
		Unrealized depreciation	(100,564,091)
		Net unrealized appreciation	$4,336,266

Please refer to "Notes to Schedule of Investments" on page 18 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.	Schedule of Investments
DAVIS GOVERNMENT BOND FUND	September 30, 2015 (Unaudited)

	Principal	Value
MORTGAGES – (95.21%)
COLLATERALIZED MORTGAGE OBLIGATIONS – (54.73%)
Fannie Mae, 4.00%, 02/25/19	$351,737	$365,901
Fannie Mae, 3.50%, 10/25/20	774,491	806,008
Fannie Mae, 0.3939%, 02/25/37 (a)	3,157	3,152
Fannie Mae, 0.5439%, 07/25/37 (a)	228,938	229,313
Fannie Mae, 5.50%, 04/25/42	467,386	522,131
Fannie Mae, 3.00%, 08/25/42	3,733,800	3,855,913
Fannie Mae, 3.00%, 10/25/42	2,164,085	2,235,622
Fannie Mae, 3.00%, 02/25/43	3,519,147	3,625,178
Freddie Mac, 4.50%, 07/15/18	211,773	220,826
Freddie Mac, 3.50%, 07/15/24	96,888	97,507
Freddie Mac, 5.00%, 01/15/25	2,000,000	2,043,236
Freddie Mac, 4.00%, 01/15/26	928,103	991,094
Freddie Mac, 3.00%, 10/15/26	2,022,317	2,088,821
Freddie Mac, 4.00%, 01/15/28	323,041	328,294
Freddie Mac, 4.00%, 04/15/29	1,755,587	1,852,042
Freddie Mac, 4.00%, 03/15/37	851,525	885,034
Freddie Mac, 2.50%, 10/15/39	1,921,136	1,951,436
Freddie Mac, 4.00%, 12/15/39	2,392,407	2,553,662
Freddie Mac, 3.00%, 03/15/43	2,435,000	2,530,388
Ginnie Mae, 4.00%, 05/20/33	368,682	370,080
Ginnie Mae, 3.00%, 09/16/34	1,500,000	1,533,495
Ginnie Mae, 3.50%, 07/20/36	425,290	444,107
Ginnie Mae, 3.00%, 12/20/37	433,870	448,460
Ginnie Mae, 4.00%, 11/20/38	514,938	539,139
Ginnie Mae, 4.00%, 09/20/39	217,158	230,542
NCUA Guaranteed Notes, 0.754%, 12/08/20 (b)	4,942,206	4,943,521
Total Collateralized Mortgage Obligations		35,694,902
FANNIE MAE POOLS – (26.95%)
6.00%, 09/01/17, Pool No. 665776	215,224	224,621
3.65%, 01/01/18, Pool No. 467153	3,400,300	3,571,322
4.50%, 03/01/18, Pool No. AJ0354	310,464	314,747
3.74%, 05/01/18, Pool No. 467626	2,998,466	3,171,299
3.00%, 10/01/21, Pool No. MA0865	1,545,941	1,622,332
2.50%, 11/01/22, Pool No. AQ4765	3,093,876	3,200,327
3.00%, 12/01/23, Pool No. MA1691	1,719,954	1,807,245
3.50%, 11/01/24, Pool No. MA2101	3,222,182	3,423,313
6.50%, 07/01/32, Pool No. 635069	34,087	36,478
6.00%, 09/01/37, Pool No. 888796	179,283	202,734
Total Fannie Mae Pools		17,574,418
FREDDIE MAC POOLS – (8.83%)
2.50%, 05/01/23, Pool No. G14738	1,964,953	2,038,873
4.00%, 05/01/24, Pool No. J09596	614,981	648,439
3.00%, 10/01/24, Pool No. J29659	2,593,695	2,733,233
3.50%, 01/01/26, Pool No. G18373	317,792	338,101
Total Freddie Mac Pools		5,758,646

DAVIS SERIES, INC.	Schedule of Investments
DAVIS GOVERNMENT BOND FUND - (CONTINUED)	September 30, 2015 (Unaudited)

		Principal	Value
MORTGAGES – (CONTINUED)
GINNIE MAE POOLS – (4.70%)
	3.00%, 05/20/30, Pool No. 784008	$2,921,153	$3,066,356
		Total Ginnie Mae Pools	3,066,356
	TOTAL MORTGAGES – (Identified cost $61,472,896)		62,094,322
OTHER AGENCIES – (0.05%)
	Housing Urban Development, 6.00%, 08/01/20	30,000	30,308
	TOTAL OTHER AGENCIES – (Identified cost $30,000)		30,308
SHORT-TERM INVESTMENTS – (4.76%)
	Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.15%, 10/01/15, dated 09/30/15, repurchase value of $1,092,005 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.222%-4.00%, 11/01/41-07/01/42, total market value $1,113,840)	1,092,000	1,092,000
	Nomura Securities International, Inc. Joint Repurchase Agreement, 0.13%, 10/01/15, dated 09/30/15, repurchase value of $1,119,004 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.50%-4.50%, 11/20/39-12/15/51, total market value $1,141,380)	1,119,000	1,119,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 0.16%, 10/01/15, dated 09/30/15, repurchase value of $896,004 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 1.959%-4.00%, 08/01/20-01/01/40 total market value $913,920)	896,000	896,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $3,107,000)		3,107,000
	Total Investments – (100.02%) – (Identified cost $64,609,896) – (c)		65,231,630
	Liabilities Less Other Assets – (0.02%)		(14,440)
		Net Assets – (100.00%)	$65,217,190

(a)
The interest rates on floating rate securities, shown as of September 30, 2015, may change daily or less frequently and are based on indices of market interest rates. For purposes of amortized cost valuation, the maturity dates of these securities are considered to be the effective maturities, based on the reset dates of the securities' variable rates.

(b)	The interest rates on adjustable rate securities, shown as of September 30, 2015, may change daily or less frequently and are based on indices of market interest rates.

(c)	Aggregate cost for federal income tax purposes is $64,609,896. At September 30, 2015 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

	Unrealized appreciation		$663,558
	Unrealized depreciation		(41,824)
		Net unrealized appreciation	$621,734

Please refer to "Notes to Schedule of Investments" on page 18 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.	Schedule of Investments
DAVIS GOVERNMENT MONEY MARKET FUND	September 30, 2015 (Unaudited)

	Principal	Value
FANNIE MAE – (7.17%)
1.875%, 10/15/15	$250,000	$250,164
0.206%, 10/21/15 (a)	4,000,000	4,000,078
2.125%, 10/21/15	270,000	270,290
1.625%, 10/26/15	1,084,000	1,085,084
0.375%, 12/21/15	4,487,000	4,488,642
5.00%, 03/15/16	1,145,000	1,169,251
0.1818%, 10/21/16 (a)	1,100,000	1,099,849
TOTAL FANNIE MAE – (Identified cost $12,363,358)		12,363,358
FEDERAL FARM CREDIT BANK – (18.55%)
0.2243%, 10/26/15 (a)	5,500,000	5,500,364
1.50%, 11/16/15	1,625,000	1,627,724
0.216%, 11/19/15 (a)	4,100,000	4,100,224
0.151%, 11/20/15 (a)	2,000,000	2,000,000
4.875%, 12/16/15	255,000	257,472
2.35%, 12/22/15	1,000,000	1,004,808
0.2456%, 02/24/16 (a)	3,000,000	3,001,033
0.286%, 04/20/16 (a)	5,150,000	5,153,445
0.45%, 07/12/16	3,000,000	2,998,830
0.2143%, 08/26/16 (a)	1,250,000	1,250,578
0.2264%, 09/14/16 (a)	2,095,000	2,095,938
0.1758%, 09/22/16 (a)	3,000,000	2,999,926
TOTAL FEDERAL FARM CREDIT BANK – (Identified cost $31,990,342)		31,990,342
FEDERAL HOME LOAN BANK – (33.26%)
Discount Note, 0.13%, 10/28/15 (b)	5,000,000	4,999,512
0.16%, 10/13/15	2,500,000	2,500,008
0.45%, 10/26/15	405,000	405,070
0.625%, 10/30/15	5,000,000	5,001,895
2.375%, 12/11/15	220,000	220,926
0.375%, 12/30/15	4,750,000	4,751,666
0.16%, 01/22/16	5,000,000	4,999,326
0.35%, 02/29/16	5,000,000	5,001,940
0.30%, 03/01/16	2,510,000	2,510,260
0.34%, 03/14/16	3,445,000	3,446,015
0.83%, 04/19/16	1,000,000	1,002,923
5.375%, 05/18/16	1,000,000	1,031,525
0.186%, 06/29/16 (a)	5,500,000	5,500,499
0.25%, 07/13/16	4,995,000	4,987,766
0.141%, 07/22/16 (a)	5,000,000	5,000,000
0.158%, 08/18/16 (a)	5,000,000	4,999,779
0.50%, 09/21/16	1,000,000	999,533
TOTAL FEDERAL HOME LOAN BANK – (Identified cost $57,358,643)		57,358,643
FREDDIE MAC – (4.90%)
0.189%, 10/16/15 (a)	1,000,000	1,000,008
0.45%, 11/24/15	2,990,000	2,991,061

DAVIS SERIES, INC.	Schedule of Investments
DAVIS GOVERNMENT MONEY MARKET FUND - (CONTINUED)	September 30, 2015 (Unaudited)

		Principal	Value
FREDDIE MAC – (CONTINUED)
	0.40%, 03/15/16	$4,450,000	$4,452,540
	TOTAL FREDDIE MAC – (Identified cost $8,443,609)		8,443,609
OTHER AGENCIES – (0.18%)
	Private Export Funding Corp., 4.95%, 11/15/15	300,000	301,614
	TOTAL OTHER AGENCIES – (Identified cost $301,614)		301,614
REPURCHASE AGREEMENTS – (35.92%)
	Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.15%, 10/01/15, dated 09/30/15, repurchase value of $21,771,091 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.222%-4.00%, 11/01/41-07/01/42, total market value $22,206,420)	21,771,000	21,771,000
	Nomura Securities International, Inc. Joint Repurchase Agreement, 0.13%, 10/01/15, dated 09/30/15, repurchase value of $22,316,081 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.80%-8.00%, 08/15/23-08/20/65, total market value $22,762,320)	22,316,000	22,316,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 0.16%, 10/01/15, dated 09/30/15, repurchase value of $17,852,079 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.054%-4.00%, 10/01/22-09/01/45 total market value $18,209,040)	17,852,000	17,852,000
	TOTAL REPURCHASE AGREEMENTS – (Identified cost $61,939,000)		61,939,000
	Total Investments – (99.98%) – (Identified cost $172,396,566) – (c)		172,396,566
	Other Assets Less Liabilities – (0.02%)		40,279
		Net Assets – (100.00%)	$172,436,845

(a)
The interest rates on floating rate securities, shown as of September 30, 2015, may change daily or less frequently and are based on indices of market interest rates. For purposes of amortized cost valuation, the maturity dates of these securities are considered to be the effective maturities, based on the reset dates of the securities' variable rates.

(b)	Zero coupon bonds reflect the effective yield on the date of purchase.

(c)	Aggregate cost for federal income tax purposes is $172,396,566.

Please refer to "Notes to Schedule of Investments" on page 18 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.	Schedule of Investments
DAVIS FINANCIAL FUND	September 30, 2015 (Unaudited)

	Shares/Units	Value
COMMON STOCK – (94.41%)
FINANCIALS – (91.70%)
Banks – (25.89%)
Citizens Financial Group Inc.	1,174,640	28,026,910
DBS Group Holdings Ltd. (Singapore)	1,312,000	14,975,604
ICICI Bank Ltd., ADR (India)	608,485	5,099,104
JPMorgan Chase & Co.	618,980	37,739,211
SKBHC Holdings LLC *(a)	1,916	14,300,015
Standard Chartered PLC (United Kingdom)	1,507,300	14,628,244
U.S. Bancorp	666,071	27,315,572
Wells Fargo & Co.	1,227,309	63,022,317
		205,106,977
Diversified Financials – (40.40%)
Capital Markets – (16.66%)
Bank of New York Mellon Corp.	1,193,374	46,720,592
Brookfield Asset Management Inc., Class A (Canada)	620,995	19,524,083
Charles Schwab Corp.	755,198	21,568,455
Goldman Sachs Group, Inc.	126,992	22,066,130
Julius Baer Group Ltd. (Switzerland)	487,612	22,143,426
		132,022,686
Consumer Finance – (9.64%)
American Express Co.	659,712	48,904,451
Capital One Financial Corp.	379,300	27,506,836
		76,411,287
Diversified Financial Services – (14.10%)
Berkshire Hathaway Inc., Class A *	164	32,019,360
Cielo S.A. (Brazil)	680,553	6,293,120
McGraw Hill Financial Inc.	164,200	14,203,300
Moody's Corp.	172,100	16,900,220
Visa Inc., Class A	606,948	42,279,997
		111,695,997
		320,129,970
Insurance – (25.41%)
Insurance Brokers – (3.10%)
Marsh & McLennan Cos, Inc.	471,330	24,612,852
Multi-line Insurance – (5.40%)
American International Group, Inc.	389,020	22,104,117
Loews Corp.	571,945	20,670,092
		42,774,209
Property & Casualty Insurance – (12.85%)
ACE Ltd.	296,440	30,651,896
Chubb Corp.	141,100	17,305,915
Markel Corp. *	67,186	53,873,766
		101,831,577
Reinsurance – (4.06%)
Everest Re Group, Ltd.	185,502	32,154,917
		201,373,555
	Total Financials	726,610,502
INFORMATION TECHNOLOGY – (2.71%)
Software & Services – (2.71%)
Alphabet, Inc., Class A * (formerly Google Inc., Class A)	17,200	10,979,964

DAVIS SERIES, INC.	Schedule of Investments
DAVIS FINANCIAL FUND - (CONTINUED)	September 30, 2015 (Unaudited)

		Shares/Principal	Value
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (CONTINUED)
Software & Services – (Continued)
	Alphabet, Inc., Class C * (formerly Google Inc., Class C)	17,247	$10,493,420
		Total Information Technology	21,473,384
	TOTAL COMMON STOCK – (Identified cost $486,324,336)		748,083,886
SHORT-TERM INVESTMENTS – (5.22%)
	Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.15%, 10/01/15, dated 09/30/15, repurchase value of $14,528,061 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.222%-4.00%, 11/01/41-07/01/42, total market value $14,818,560)	$14,528,000	14,528,000
	Nomura Securities International, Inc. Joint Repurchase Agreement, 0.13%, 10/01/15, dated 09/30/15, repurchase value of $14,891,054 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.67%-7.50%, 05/15/23-01/20/62, total market value $15,188,820)	14,891,000	14,891,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 0.16%, 10/01/15, dated 09/30/15, repurchase value of $11,913,053 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 1.741%-4.929%, 03/01/21-09/01/45 total market value $12,151,260)	11,913,000	11,913,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $41,332,000)		41,332,000
	Total Investments – (99.63%) – (Identified cost $527,656,336) – (b)		789,415,886
	Other Assets Less Liabilities – (0.37%)		2,922,545
		Net Assets – (100.00%)	$792,338,431

ADR: American Depositary Receipt

*	Non-Income producing security.

(a)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Board of Directors. The aggregate value of restricted securities amounted to $14,300,015 or 1.81% of the Fund's net assets as of September 30, 2015.

(b)	Aggregate cost for federal income tax purposes is $527,588,568. At September 30, 2015 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

	Unrealized appreciation		$277,910,907
	Unrealized depreciation		(16,083,589)
		Net unrealized appreciation	$261,827,318

Please refer to "Notes to Schedule of Investments" on page 18 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.	Schedule of Investments
DAVIS APPRECIATION & INCOME FUND	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCK – (64.70%)
CONSUMER DISCRETIONARY – (12.86%)
Consumer Durables & Apparel – (0.51%)
TopBuild Corp. *	48,208	$1,493,002
Consumer Services – (2.14%)
School Specialty, Inc. *(a)	69,205	6,221,529
Media – (2.12%)
Twenty-First Century Fox, Inc., Class A	228,656	6,169,139
Retailing – (8.09%)
Amazon.com, Inc. *	23,082	11,815,445
Kohl's Corp.	254,200	11,772,002
		23,587,447
	Total Consumer Discretionary	37,471,117
CONSUMER STAPLES – (3.01%)
Food & Staples Retailing – (3.01%)
Whole Foods Market, Inc.	277,484	8,782,369
	Total Consumer Staples	8,782,369
ENERGY – (8.25%)
Devon Energy Corp.	220,520	8,179,087
Encana Corp. (Canada)	415,400	2,675,176
Nabors Industries Ltd.	840,492	7,942,649
Transocean Ltd. (Switzerland)	406,131	5,247,213
	Total Energy	24,044,125
FINANCIALS – (11.20%)
Banks – (7.77%)
Banks – (7.57%)
Bank of America Corp.	705,866	10,997,392
Citigroup Inc.	222,852	11,055,688
		22,053,080
Thrifts & Mortgage Finance – (0.20%)
ADFITECH, Inc. *	266,000	593,180
		22,646,260
Diversified Financials – (3.43%)
Consumer Finance – (3.43%)
American Express Co.	134,640	9,980,863
	Total Financials	32,627,123
HEALTH CARE – (6.00%)
Health Care Equipment & Services – (3.43%)
Universal Health Services, Inc., Class B	80,060	9,992,289
Pharmaceuticals, Biotechnology & Life Sciences – (2.57%)
Valeant Pharmaceuticals International, Inc. (Canada)*	41,946	7,482,327
	Total Health Care	17,474,616
INDUSTRIALS – (17.03%)
Capital Goods – (13.19%)
General Electric Co.	393,200	9,916,504
Masco Corp.	365,880	9,212,859
Quanta Services, Inc. *	449,490	10,882,153
United Rentals, Inc. *	140,188	8,418,289
		38,429,805

DAVIS SERIES, INC.	Schedule of Investments
DAVIS APPRECIATION & INCOME FUND - (CONTINUED)	September 30, 2015 (Unaudited)

	Shares/Principal	Value
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (CONTINUED)
Commercial & Professional Services – (3.84%)
Waste Connections, Inc.	230,670	$11,205,948
	Total Industrials	49,635,753
INFORMATION TECHNOLOGY – (2.26%)
Semiconductors & Semiconductor Equipment – (2.26%)
Fairchild Semiconductor International, Inc. *	468,897	6,583,314
	Total Information Technology	6,583,314
MATERIALS – (4.09%)
Allegheny Technologies, Inc.	542,128	7,687,375
Freeport-McMoRan Inc.	436,852	4,233,096
	Total Materials	11,920,471
TOTAL COMMON STOCK – (Identified cost $213,396,772)		188,538,888
CONVERTIBLE PREFERRED STOCK – (8.87%)
CONSUMER STAPLES – (6.45%)
Food, Beverage & Tobacco – (6.45%)
Tyson Foods, Inc., 4.75%, Conv. Pfd.	366,400	18,781,664
	Total Consumer Staples	18,781,664
UTILITIES – (2.42%)
AES Trust III, 6.75%, Conv. Pfd.	141,417	7,062,011
	Total Utilities	7,062,011
TOTAL CONVERTIBLE PREFERRED STOCK – (Identified cost $25,388,135)		25,843,675
CONVERTIBLE BONDS – (18.95%)
INFORMATION TECHNOLOGY – (11.04%)
Semiconductors & Semiconductor Equipment – (5.82%)
Intel Corp., Conv. Jr. Sub. Deb., 3.25%, 08/01/39	$11,235,000	16,971,928
Software & Services – (5.22%)
Qihoo 360 Technology Co. Ltd., Conv. Sr. Notes, 2.50%, 09/15/18 (China)	5,850,000	5,656,219
salesforce.com, inc., Conv. Sr. Notes, 0.25%, 04/01/18	7,775,000	9,543,812
		15,200,031
	Total Information Technology	32,171,959
MATERIALS – (7.91%)
RTI International Metals, Inc., Conv. Sr. Notes, 1.625%, 10/15/19	7,575,000	8,001,094
United States Steel Corp., Conv. Sr. Notes, 2.75%, 04/01/19	15,130,000	15,063,806
	Total Materials	23,064,900
TOTAL CONVERTIBLE BONDS – (Identified cost $51,435,375)		55,236,859
CORPORATE BONDS – (7.26%)
ENERGY – (2.53%)
Nabors Industries Inc., Sr. Notes, 5.00%, 09/15/20	3,900,000	3,791,600
Transocean Inc., Sr. Notes, 6.00%, 03/15/18 (Switzerland)	3,900,000	3,588,000
	Total Energy	7,379,600
FINANCIALS – (3.69%)
Banks – (2.34%)
Bank of America Corp., Series Z, Jr. Sub. Deb., 6.50% (b)(c)	2,925,000	2,987,156
Citigroup Inc., Series N, Jr. Sub. Deb., 5.80% (b)(c)	1,950,000	1,921,725

DAVIS SERIES, INC.	Schedule of Investments
DAVIS APPRECIATION & INCOME FUND - (CONTINUED)	September 30, 2015 (Unaudited)

		Principal	Value
CORPORATE BONDS – (CONTINUED)
FINANCIALS – (CONTINUED)
Banks – (Continued)
	Citigroup Inc., Series O, Jr. Sub. Deb., 5.875% (b)(c)	$1,950,000	$1,918,313
			6,827,194
Diversified Financials – (0.66%)
	Consumer Finance – (0.66%)
	American Express Co., Jr. Sub. Deb., 5.20% (b)(c)	1,950,000	1,933,522
Real Estate – (0.69%)
	Thornburg Mortgage, Inc., Sr. Notes, 8.00%, 05/15/13 (d)	13,300,000	2,011,625
		Total Financials	10,772,341
HEALTH CARE – (0.35%)
Pharmaceuticals, Biotechnology & Life Sciences – (0.35%)
	Valeant Pharmaceuticals International, Inc., Sr. Notes, 6.75%, 08/15/21 (Canada)	1,000,000	1,012,500
		Total Health Care	1,012,500
INDUSTRIALS – (0.31%)
Capital Goods – (0.31%)
	Masco Corp., Sr. Notes, 6.125%, 10/03/16	859,500	896,046
		Total Industrials	896,046
MATERIALS – (0.38%)
	Allegheny Technologies, Inc., Sr. Notes, 5.95%, 01/15/21	1,219,000	1,103,195
		Total Materials	1,103,195
	TOTAL CORPORATE BONDS – (Identified cost $29,846,712)		21,163,682
SHORT-TERM INVESTMENTS – (0.20%)
	Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.15%, 10/01/15, dated 09/30/15, repurchase value of $206,001 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.222%-4.00%, 11/01/41-07/01/42, total market value $210,120)	206,000	206,000
	Nomura Securities International, Inc. Joint Repurchase Agreement, 0.13%, 10/01/15, dated 09/30/15, repurchase value of $210,001 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.00%-4.00%, 09/01/30-09/20/45, total market value $214,200)	210,000	210,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 0.16%, 10/01/15, dated 09/30/15, repurchase value of $168,001 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.50%-2.533%, 07/01/24-09/01/45 total market value $171,360)	168,000	168,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $584,000)		584,000
	Total Investments – (99.98%) – (Identified cost $320,650,994) – (e)		291,367,104
	Other Assets Less Liabilities – (0.02%)		54,876
	Net Assets – (100.00%)		$291,421,980

*	Non-Income producing security.

DAVIS SERIES, INC.	Schedule of Investments
DAVIS APPRECIATION & INCOME FUND - (CONTINUED)	September 30, 2015 (Unaudited)

(a)
Affiliated Company. Represents ownership of at least 5% of the voting securities of the issuer and is an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended September 30, 2015. The aggregate fair value of the securities of affiliated companies held by the Fund as of September 30, 2015, amounted to $6,221,529. Transactions during the period in which the issuers were affiliates are as follows:

Security	Shares December 31, 2014	Gross Additions	Gross Reductions	Shares September 30, 2015	Dividend Income
School Specialty, Inc.	69,205	–	–	69,205	$–

(b)	Security is perpetual in nature with no stated maturity date.

(c)	The interest rates on variable rate securities represent the current rate as of September 30, 2015.

(d)
This security is in default and is not accruing income. The interest rate shown is the original, contractual interest rate. The Fund may hold securities in default, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently default. As of September 30, 2015, the value of defaulted securities amounted to $2,011,625 (cost: $9,921,191) or 0.69% of the Fund's net assets.

(e)	Aggregate cost for federal income tax purposes is $320,650,994. At September 30, 2015 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

	Unrealized appreciation	$41,729,688
	Unrealized depreciation	(71,013,578)
	Net unrealized depreciation	$(29,283,890)

Please refer to "Notes to Schedule of Investments" on page 18 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.	Schedule of Investments
DAVIS REAL ESTATE FUND	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCK – (95.35%)
CONSUMER DISCRETIONARY – (2.93%)
Consumer Services – (2.93%)
Extended Stay America, Inc.	128,489	$2,156,046
Hyatt Hotels Corp., Class A *	60,780	2,862,738
Starwood Hotels & Resorts Worldwide, Inc.	30,150	2,004,372
Total Consumer Discretionary		7,023,156
FINANCIALS – (91.42%)
Real Estate – (91.42%)
Real Estate Investment Trusts (REITs) – (86.13%)
Diversified REITs – (3.21%)
Cousins Properties, Inc.	287,830	2,653,793
Liberty Property Trust	159,740	5,033,407
		7,687,200
Health Care REITs – (5.92%)
National Health Investors, Inc.	43,550	2,503,689
Ventas, Inc.	120,300	6,744,018
Welltower Inc.	73,200	4,957,104
		14,204,811
Hotel & Resort REITs – (0.89%)
DiamondRock Hospitality Co.	193,110	2,133,865
Industrial REITs – (11.69%)
DCT Industrial Trust Inc.	257,107	8,654,222
EastGroup Properties, Inc.	34,950	1,893,591
First Industrial Realty Trust, Inc.	268,020	5,615,019
Prologis, Inc.	141,720	5,512,908
Rexford Industrial Realty, Inc.	23,900	329,581
Terreno Realty Corp.	306,700	6,023,588
		28,028,909
Office REITs – (12.95%)
Alexandria Real Estate Equities, Inc.	38,953	3,298,151
BioMed Realty Trust, Inc.	177,060	3,537,659
Boston Properties, Inc.	89,870	10,640,608
Brandywine Realty Trust	200,320	2,467,942
Highwoods Properties, Inc.	82,510	3,197,262
Vornado Realty Trust	87,464	7,908,495
		31,050,117
Residential REITs – (19.25%)
American Campus Communities, Inc.	161,980	5,870,155
American Homes 4 Rent, Class A	179,430	2,885,235
American Residential Properties, Inc.	380,290	6,567,608
Apartment Investment & Management Co., Class A	75,970	2,812,409
AvalonBay Communities, Inc.	32,735	5,722,733
Education Realty Trust, Inc.	121,536	4,004,611
Equity Residential	67,260	5,052,571
Essex Property Trust, Inc.	18,830	4,206,999
Post Properties, Inc.	98,540	5,743,897
UDR, Inc.	95,550	3,294,564
		46,160,782

DAVIS SERIES, INC.	Schedule of Investments
DAVIS REAL ESTATE FUND - (CONTINUED)	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Real Estate – (Continued)
Real Estate Investment Trusts (REITs) – (Continued)
Retail REITs – (23.43%)
Acadia Realty Trust	276,600	$8,317,362
Brixmor Property Group, Inc.	176,810	4,151,499
CBL & Associates Properties, Inc.	81,990	1,127,362
Cedar Realty Trust Inc.	719,460	4,467,847
DDR Corp.	247,790	3,811,010
Federal Realty Investment Trust	35,200	4,803,040
Kite Realty Group Trust	304,382	7,247,335
Macerich Co.	62,990	4,838,892
Ramco-Gershenson Properties Trust	243,270	3,651,483
Retail Opportunity Investments Corp.	241,890	4,000,861
Simon Property Group, Inc.	53,060	9,748,183
		56,164,874
Specialized REITs – (8.79%)
American Tower Corp.	40,800	3,589,584
CatchMark Timber Trust Inc., Class A	455,040	4,677,811
Crown Castle International Corp.	42,220	3,329,891
CyrusOne Inc.	254,960	8,326,994
DuPont Fabros Technology Inc.	44,350	1,147,778
		21,072,058
		206,502,616
Real Estate Management & Development – (5.29%)
Diversified Real Estate Activities – (2.91%)
Alexander & Baldwin Inc.	203,110	6,972,766
Real Estate Operating Companies – (2.38%)
Brookdale Senior Living Inc. *	152,930	3,511,273
Forest City Enterprises, Inc., Class A *	109,260	2,199,404
		5,710,677
		12,683,443
	Total Financials	219,186,059
INFORMATION TECHNOLOGY – (1.00%)
Software & Services – (1.00%)
InterXion Holding N.V. (Netherlands)*	89,000	2,410,120
	Total Information Technology	2,410,120
TOTAL COMMON STOCK – (Identified cost $239,907,273)		228,619,335
PREFERRED STOCK – (0.08%)
FINANCIALS – (0.08%)
Real Estate – (0.08%)
Real Estate Investment Trusts (REITs) – (0.08%)
Residential REITs – (0.08%)
Campus Crest Communities Inc., 8.00%, Series A, Cum. Pfd.	8,020	195,126
TOTAL PREFERRED STOCK – (Identified cost $173,022)		195,126

DAVIS SERIES, INC.	Schedule of Investments
DAVIS REAL ESTATE FUND - (CONTINUED)	September 30, 2015 (Unaudited)

		Principal	Value
CONVERTIBLE BONDS – (0.70%)
FINANCIALS – (0.70%)
Real Estate – (0.70%)
	Real Estate Management & Development – (0.70%)
	Real Estate Operating Companies – (0.70%)
	Forest City Enterprises, Inc., Conv. Sr. Notes, 5.00%, 10/15/16	$1,040,000	$1,678,300
		TOTAL CONVERTIBLE BONDS – (Identified cost $1,040,000)	1,678,300
SHORT-TERM INVESTMENTS – (3.62%)
	Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.15%, 10/01/15, dated 09/30/15, repurchase value of $3,048,013 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.222%-4.00%, 11/01/41-07/01/42, total market value $3,108,960)	3,048,000	3,048,000
	Nomura Securities International, Inc. Joint Repurchase Agreement, 0.13%, 10/01/15, dated 09/30/15, repurchase value of $3,124,011 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.00%-5.501%, 12/15/39-11/20/59, total market value $3,186,480)	3,124,000	3,124,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 0.16%, 10/01/15, dated 09/30/15, repurchase value of $2,500,011 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 1.741%-5.00%, 12/01/18-07/01/45 total market value $2,550,000)	2,500,000	2,500,000
		TOTAL SHORT-TERM INVESTMENTS – (Identified cost $8,672,000)	8,672,000
	Total Investments – (99.75%) – (Identified cost $249,792,295) – (a)		239,164,761
	Other Assets Less Liabilities – (0.25%)		588,615
		Net Assets – (100.00%)	$239,753,376

*	Non-Income producing security.

(a)	Aggregate cost for federal income tax purposes is $249,792,295. At September 30, 2015 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

	Unrealized appreciation		$5,806,650
	Unrealized depreciation		(16,434,184)
		Net unrealized depreciation	$(10,627,534)

Please refer to "Notes to Schedule of Investments" on page 18 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.	Notes to Schedule of Investments
September 30, 2015 (Unaudited)

Security Valuation - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange ("Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds' assets are valued. Fixed income securities with more than 60 days to maturity are generally valued using evaluated prices or matrix pricing methods determined by an independent pricing service which takes into consideration factors such as yield, maturity, liquidity, ratings, and traded prices in identical or similar securities. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. ("Adviser"), the Funds' investment adviser, identifies as a significant event occurring before the Funds' assets are valued, but after the close of their respective exchanges will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Funds' Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser's portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Adviser may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the company's industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security's fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security's value would be if a reliable market quotation of the security was readily available. Fair value determinations are subject to review, approval, and ratification by the Funds' Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined. Fair valuation methods used by the Funds may include, but are not limited to, valuing securities at the last sale price or initially at cost (excluding commissions) and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index reflecting the company's industry, or changes in the value of similar securities. Values may be further adjusted for any discounts related to security-specific resale restrictions. The Funds may also price partnerships by calculating the liquidation value of the investment on a daily basis using the closing price of the underlying stock and a waterfall schedule, which apportions the value of the partnership's interests based on the value of the net assets of the investment. A liquidity discount is then applied to the liquidation value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. For Davis Government Money Market Fund, in compliance with Rule 2a-7 of the Investment Company Act of 1940, securities are valued at amortized cost, which approximates market value.

The Funds' valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Fair Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds' investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security. Money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

DAVIS SERIES, INC.	Notes to Schedule of Investments – (Continued)
September 30, 2015 (Unaudited)

Security Valuation – (Continued)

Fair Value Measurements - (Continued)

The following is a summary of the inputs used as of September 30, 2015 in valuing each Fund's investments carried at value:

	Investments in Securities at Value
			Davis		Davis
	Davis	Davis	Government	Davis	Appreciation	Davis
	Opportunity	Government	Money Market	Financial	& Income	Real Estate
	Fund	Bond Fund	Fund	Fund	Fund	Fund
Valuation inputs
Level 1 – Quoted Prices:
Equity securities:
Consumer Discretionary	$134,554,688	$–	$–	$–	$31,249,588	$7,023,156
Consumer Staples	4,655,697	–	–	–	27,564,033	–
Energy	26,535,172	–	–	–	24,044,125	–
Financials	59,064,315	–	–	660,563,213	32,033,943	219,381,185
Health care	26,020,351	–	–	–	17,474,616	–
Industrials	51,815,207	–	–	–	49,635,753	–
Information Technology	112,541,777	–	–	21,473,384	6,583,314	2,410,120
Materials	12,320,848	–	–	–	11,920,471	–
Utilities	–	–	–	–	7,062,011	–
Total Level 1	427,508,055	–	–	682,036,597	207,567,854	228,814,461

Level 2 – Other Significant
Observable Inputs:
Equity securities*:
Consumer Discretionary	10,441,965	–	–	–	6,221,529	–
Financials	1,509,408	–	–	51,747,274	593,180	–
Industrials	17,016,738	–	–	–	–	–
Debt securities issued by U.S. Treasuries and U.S. Government corporations and agencies:
Long-term	–	62,124,630	–	–	–	–
Short-term	–	–	110,457,566	–	–	–
Convertible debt securities	–	–	–	–	55,236,859	1,678,300
Corporate debt securities	–	–	–	–	21,163,682	–
Short-term securities	8,208,000	3,107,000	61,939,000	41,332,000	584,000	8,672,000
Total Level 2	37,176,111	65,231,630	172,396,566	93,079,274	83,799,250	10,350,300

Level 3 – Significant Unobservable
Inputs:
Equity securities:
Financials	–	–	–	14,300,015	–	–
Information Technology	32,820,762	–	–	–	–	–
Total Level 3	32,820,762	–	–	14,300,015	–	–
Total Investment	$497,504,928	$65,231,630	$172,396,566	$789,415,886	$291,367,104	$239,164,761

Level 1 to Level 2 Transfers**:
Consumer Discretionary	$10,441,965	$–	$–	$–	$–	$–
Financials	1,509,408	–	–	36,771,670	–	–
Industrials	17,016,738	–	–	–	–	–
Total	$28,968,111	$–	$–	$36,771,670	$–	$–

*Includes certain securities trading primarily outside the U.S. whose value the Fund adjusted as a result of significant market movements following the close of local trading.

**Application of fair value procedures for securities traded on foreign exchanges triggered the transfers of investments between Level 1 and Level 2 of the fair value hierarchy during the three months ended September 30, 2015.

DAVIS SERIES, INC.	Notes to Schedule of Investments – (Continued)
September 30, 2015 (Unaudited)

Security Valuation – (Continued)

Fair Value Measurements - (Continued)

The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the three months ended September 30, 2015:

	Davis Opportunity Fund	Davis Financial Fund
Investment Securities:
Beginning balance	$19,729,112	$13,207,656
Cost of purchases	11,326,137	–
Net change in unrealized appreciation (depreciation)	1,765,513	1,092,359
Ending balance	$32,820,762	$14,300,015

Net change in unrealized appreciation (depreciation) during the period on Level 3 securities still held at September 30, 2015	$1,765,513	$1,092,359

There were no transfers of investments into or out of Level 3 of the fair value hierarchy during the period. The cost of purchases may include securities received through corporate actions or exchanges.

The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value. Note that these amounts exclude any valuations provided by a pricing service or broker.

Assets Table
	Investments	Fair Value at	Valuation	Unobservable
Fund	at Value	September 30, 2015	Technique	Input	Amount
Davis Opportunity Fund	Equity securities	$14,779,800	Liquidation proceeds/Waterfall methodology based on underlying investment value, then applying liquidity discount	Discount rate	8.35%

Davis Opportunity Fund	Equity securities	8,892,621	Valuation multiple/Value adjusted by daily movement of securities index	Growth-adjusted P/E multiple Long-term net margin assumption	61x 30.00%

Davis Opportunity Fund	Equity securities	9,148,341	Transaction price adjusted by daily movement of securities index	–	–

Davis Financial Fund	Equity securities	14,300,015	Anticipated merger transaction price, then applying liquidity discount	Discount rate	5.00%

The significant unobservable inputs listed in above table are used in the fair value measurement of equity securities, and if changed, would affect the fair value of the Fund's investment. An increase or decrease in these inputs would result in higher or lower fair value measurements.

ITEM 2. CONTROLS AND PROCEDURES

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 3. EXHIBITS

EX-99.CERT - Section 302 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS SERIES, INC.

By /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: November 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: November 27, 2015

By /s/ Douglas A. Haines
Douglas A. Haines
Principal Financial officer

Date: November 27, 2015